Financial risk management and fair value estimates (Details Narrative) - ARS ($) shares in Millions	1 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest Rate Risk [member]
Statement [Line Items]
Increase in floating rates	1.00%	1.00%
Decrease in floating rates	1.00%	1.00%
Fixed interest rate on long-term borrowing	99.10%	96.30%
Other Price Risk [Member] | Derivatives [Member]
Statement [Line Items]
Financial investment	1,346	1,600
Decrease in quoted prices of equity securities	10.00%
Increase derivative financial instruments	10.00%
Loss before income tax	$ 135,000,000	$ 160,000,000
Credit Risk [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Percentage of trade receivable by group	96.60%	95.60%
Property receivable sale of trading properties	2.30%	4.10%
Foreign Exchange risk and associated derivative financial instruments [Member]
Statement [Line Items]
Appreciation of the foreign currency against Argentine Peso	10.00%
Statement of Income and Other Comprehensive Income before income tax	$ 4,474	$ 7,184